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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   St. Martins Court, 4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                 Stamford, Connecticut      November 14, 2007
------------------------------   -------------------------   -------------------
[Signature]                           [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         11*
Form 13F Information Table Value Total:    $39,626
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
                                                             SHARES OR
                                TITLE                VALUE   PRINCIPLE  SHRS  PUT/    INVESTMENT     OTHER   VOTING AUTHORITY -
NAME OF ISSUER                OF CLASS    CUSIP    (X$1000)    AMOUNT   /PRN  CALL    DISCRETION    MANAGER        SHARED
--------------                --------  ---------  --------  ---------  ----  ----  --------------  -------  ------------------
AFFYMETRIX INC                Common    00826T108    1,269      50,000  SHRS        Shared-Defined     1              50,000
AMBAC FINL GROUP INC          Common    023139108    2,139      34,000  SHRS        Shared-Defined     1              34,000
ASSURANT INC                  Common    04621X108    4,013      75,000  SHRS        Shared-Defined     1              75,000
AVANEX CORP                   Common    05348W109    6,972   4,251,018  SHRS        Shared-Defined     1           4,251,018
BERKLEY W R CORP              Common    084423102    8,889     300,000  SHRS        Shared-Defined     1             300,000
COMMERCE BANCORP INC NJ       Common    200519106    6,787     175,000  SHRS        Shared-Defined     1             175,000
CONCURRENT COMPUTER CORP NEW  Common    206710204      234     179,666  SHRS        Shared-Defined     1             179,666
E M C CORP MASS               Common    268648102      832      40,000  SHRS        Shared-Defined     1              40,000
EURONET WORLDWIDE INC         Common    298736109      301      10,100  SHRS        Shared-Defined     1              10,100
GENWORTH FINL INC             Common    37247D106    6,146     200,000  SHRS        Shared-Defined     1             200,000
GILEAD SCIENCES INC           Common    375558103    2,044      50,000  SHRS        Shared-Defined     1              50,000